--------------------------------------------------------------------------------

DELAFIELD                                 600 FIFTH AVENUE, NEW YORK, N.Y. 10020
FUND, INC.                                                        (212) 830-5200

================================================================================









Dear Shareholder:



We are pleased to present the semi-annual report of Delafield Fund, Inc. for the period January 1, 1999 through June 30, 1999.

The Delafield Fund's net asset value per share on June 30, 1999 was $15.13 as compared to $13.06 at December 31, 1998. The Fund had net assets of $102,893,547 and 862 active shareholders. The Fund registered an increase of 15.9% during the first-half year. The Fund held 50 companies, with the top ten holdings accounting for 33% of total net assets overall. Equity investments comprised 80% of the $102.9 million portfolio on June 30, 1999.

We thank you for your support and look forward to serving your needs.




Sincerely,





\s\J. Dennis Delafield                             \s\Vincent Sellecchia


J. Dennis Delafield                                Vincent Sellecchia
Chairman                                           President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1999
(UNAUDITED)
================================================================================

                                                                                                    Value
                                                                              Shares               (Note 1)
                                                                              ------                ------
Common Stocks (79.94%)
------------------------------------------------------------------------------------------------------------------------------------
 Automotive/Auto Parts (0.65%)
 OEA, Inc.*                                                                    75,000           $       665,625
                                                                                                ---------------

 Building (2.33%)
 Champion Enterprises, Inc.*                                                   70,000                 1,303,750
 Walter Industries*                                                            85,000                 1,099,688
                                                                                                ---------------
                                                                                                      2,403,438
                                                                                                ---------------
 Chemicals (4.50%)
 Cabot Corporation                                                             35,900                   868,331
 Crompton & Knowles Corporation                                                25,000                   489,062
 Engelhard Corporation                                                         95,000                 2,149,375
 International Specialty Products*                                            110,000                 1,120,625
                                                                                                ---------------
                                                                                                      4,627,393
                                                                                                ---------------
 Consumer Products & Services (7.79%)
 Bush Industries Inc.                                                         192,900                 3,206,962
 Huffy Corp.                                                                   74,500                 1,043,000
 O'Sullivan Industries Holdings*                                              150,000                 2,550,000
 Rexall Sundown Inc.*                                                         100,000                 1,215,625
                                                                                                ---------------
                                                                                                      8,015,587
                                                                                                ---------------
 Electronics (4.64%)
 International Rectifier Corporation*                                         160,000                 2,130,000
 Sheldahl Inc.*                                                                75,000                   499,219
 Varian Semiconductor Equipment*                                              125,000                 2,140,625
                                                                                                ---------------
                                                                                                      4,769,844
                                                                                                ---------------
 Energy (1.89%)
 Devon Energy Corporation                                                      25,000                   893,750
 EEX Corporation*                                                              25,000                   173,438
 Forest Oil Corporation*                                                       70,000                   879,375
                                                                                                ---------------
                                                                                                      1,946,563
                                                                                                ---------------
 Financial Products and Services (3.68%)
 BancTec, Inc.*                                                               128,000                 2,296,000
 Harland (John H.) Company                                                     75,000                 1,495,313
                                                                                                ---------------
                                                                                                      3,791,313
                                                                                                ---------------
 Industrial Products (18.61%)
 AMETEK, Inc.                                                                  80,000                 1,840,000
 Atchison Casting Corporation*                                                 85,000                   884,531
 Flowserve Corporation                                                         50,000                   946,875


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                    Value
                                                                              Shares               (Note 1)
Common Stocks (Continued)                                                     ------                ------
------------------------------------------------------------------------------------------------------------------------------------
 Industrial Products (Continued)
 Furon Company                                                                 180,000           $     3,420,000
 Kennametal Inc.                                                               100,000                 3,100,000
 Scott Technologies*                                                           100,000                 1,925,000
 Telxon Corporation                                                             40,000                   318,750
 UNOVA, Inc.*                                                                  230,000                 3,651,250
 Varian Inc.*                                                                  150,000                 2,020,312
 Westinghouse Air Brake Company                                                 40,000                 1,037,500
                                                                                                 ---------------
                                                                                                      19,144,218
                                                                                                 ---------------
 Insurance (Property/Casualty) (1.89%)
 Berkeley W R Inc.                                                              40,000                 1,001,250
 Highlands Insurance Group*                                                     90,000                   945,000
                                                                                                 ---------------
                                                                                                       1,946,250
                                                                                                 ---------------
 Insurance (Reinsurance) (4.04%)
 Risk Capital Holding Inc.*                                                     33,500                   460,625
 Trenwick Group, Inc.                                                          150,000                 3,698,438
                                                                                                 ---------------
                                                                                                       4,159,063
                                                                                                 ---------------
 Medical Equipment, Services & Supplies (5.75%)
 Quest Diagnostics Inc.*                                                        55,000                 1,505,625
 Steris Corporation*                                                           100,000                 1,937,500
 Varian Medical Systems, Inc.                                                   97,800                 2,469,450
                                                                                                 ---------------
                                                                                                       5,912,575
                                                                                                 ---------------
 Metals/Mining (3.68%)
 Allegheny Teledyne Inc.                                                        75,000                 1,696,875
 Carpenter Technology                                                           10,000                   285,625
 Commercial Metals Company                                                      41,600                 1,185,600
 Special Metals Corporation*                                                   106,100                   616,706
                                                                                                 ---------------
                                                                                                       3,784,806
                                                                                                 ---------------
 Real Estate (3.54%)
 Kimco Realty Corporation                                                       75,000                 2,934,375
 Ramco-Gershenson Properties Trust                                              43,750                   710,938
                                                                                                 ---------------
                                                                                                       3,645,313
                                                                                                 ---------------
 Telecommunications (0.92%)
 Salient 3 Communications*                                                     116,900                   949,812
                                                                                                 ---------------
 Textile/Apparel (10.88%)
 Burlington Industries Inc.*                                                   420,000                 3,806,250
 Delta Woodside Industries Inc.                                                922,000                 5,532,000
 Fruit of the Loom, Inc.*                                                      190,000                 1,852,500
                                                                                                 ---------------
                                                                                                      11,190,750
                                                                                                 ---------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
STATEMENT OF  NET ASSETS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)
================================================================================

                                                                                                    Value
                                                                              Shares               (Note 1)
Common Stocks (Continued)                                                     ------                ------
------------------------------------------------------------------------------------------------------------------------------------
 Miscellaneous (5.15%)
 Calgon Carbon Corporation                                                     175,000           $      1,039,063
 MSC Industrial Direct Company*                                                100,000                  1,025,000
 Moore Corporation, Ltd.                                                       140,000                  1,172,500
 XTRA*                                                                          45,000                  2,067,187
                                                                                                  ---------------
                                                                                                        5,303,750
                                                                                                  ---------------
 Total Common Stocks (Cost $76,515,159)                                                                82,256,300
                                                                                                  ---------------
Convertible Preferred Stock (0.09%)
------------------------------------------------------------------------------------------------------------------------------------
 Real Estate (0.09%)
 Kimco Realty Corporation Class D
   Depository Shares                                                             3,600                     88,200
                                                                                                  ---------------
 Total Convertible Preferred Stock (Cost $82,722)                                                          88,200
                                                                                                  ---------------


                                                                               Face                   Value
                                                                              Amount                 (Note 1)
                                                                              ------                  ------
Corporate Bonds (0.10%)
------------------------------------------------------------------------------------------------------------------------------------
 Insurance (Life) (0.10%)
 PennCorp Financial Group, 9.250%,
   due 12/15/2003                                                        $     125,000                    100,625
                                                                                                  ---------------

 Total Corporate Bonds (Cost $125,095)                                                                    100,625
                                                                                                  ---------------

Short-Term Investments (17.85%)
Repurchase Agreements (17.85%)
------------------------------------------------------------------------------------------------------------------------------------
 Morgan (J.P.) Securities Inc., 4.75%, due 07/01/99
 (Collateralized by $19,570,000
 FHLB Discounted Note, 5.823%, due 05/06/09)                             $  18,366,000                 18,366,000
                                                                                                  ---------------
 Total Short-Term Investments (Cost $18,366,000)                                                       18,366,000
                                                                                                  ---------------
 Total Investments (97.98%) (Cost $95,088,976+)                                                       100,811,125
 Cash and Other Assets, In Excess of Liabilities (2.02%)                                                2,082,422
                                                                                                  ---------------
 Net Assets (100.00%), 6,802,111 shares outstanding (Note 3)                                     $    102,893,547
                                                                                                  ===============
 Net asset value, offering and redemption price per share                                        $          15.13
                                                                                                  ===============

 *    Non-income producing.
 +    Aggregate cost for federal income tax purposes is $95,470,533.  Aggregate unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are $11,578,191 and $6,237,599, respectively.


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)
================================================================================


 INVESTMENT INCOME
 Income:
    Interest.........................................................................      $        166,471
    Dividends........................................................................               464,386
                                                                                            ---------------
          Total income...............................................................               630,857
                                                                                            ---------------
 Expenses: (Note 2)
    Investment management fee........................................................               374,937
    Administration fee...............................................................                98,421
    Custodian expenses...............................................................                 5,724
    Shareholder servicing and related shareholder expenses...........................                33,353
    Legal, compliance and filing fees................................................                39,268
    Audit and accounting.............................................................                24,378
    Directors' fees and expenses.....................................................                 4,525
    Other............................................................................                 2,604
                                                                                            ---------------
       Total expenses................................................................               583,210
       Less:
       Expenses paid indirectly......................................................      (             60)
                                                                                            ---------------
       Net expenses..................................................................               583,150
                                                                                            ---------------
       Net investment income.........................................................                47,707
                                                                                            ---------------


 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.............................................      (      1,705,092)
 Net change in unrealized appreciation (depreciation) of investments.................            14,703,239
                                                                                            ---------------
         Net gain (loss) on investments..............................................            12,998,147
                                                                                            ---------------
 Increase (decrease) in net assets from operations...................................      $     13,045,854
                                                                                            ===============




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================


                                                                              Six Months
                                                                                 Ended                 Year
                                                                             June 30, 1999             Ended
                                                                              (Unaudited)         December 31, 1998
                                                                             -------------        -----------------
 INCREASE (DECREASE) IN NET ASSETS


 Operations:

   Net investment income..................................................... $        47,707       $     1,135,491

   Net realized gain/(loss) on investments................................... (     1,705,092)      (        11,297)

   Net change in unrealized appreciation (depreciation) .....................      14,703,239       (    20,835,046)
                                                                               --------------        --------------

    Increase (decrease) in net assets from operations........................      13,045,854       (    19,710,852)

 Distributions from:

   Net investment income.....................................................           --          (     1,141,794)

   Net realized gain on investments..........................................           --                    --

   Return of capital.........................................................           --          (         1,296)

 Capital share transactions (Note 3)......................................... (    13,882,400)      (    22,039,937)
                                                                               --------------        --------------

    Total increase (decrease)................................................ (       836,546)      (    42,893,879)

 Net Assets:

   Beginning of period.......................................................     103,730,093           146,623,972
                                                                               --------------        --------------

   End of period (including undistributed net investment income
    of $47,707 and $0, respectively)......................................... $   102,893,547       $   103,730,093
                                                                               ==============        ==============

















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies

Delafield Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Effective August 18, 1998, the Fund authorized three classes of stock:
Administrative Class, Institutional Class, and Retail Class. Original shares of the Fund were automatically converted to Institutional Class shares of the Fund. The Administrative Class shares of the Fund are available to qualified retirement plan clients of financial intermediaries and are subject to a service fee pursuant to the Fund's 12b-1 Plan. The Institutional Class shares of the Fund are available to corporate, institutional and individual investors and are not subject to a service fee. The Retail Class shares of the Fund are subject to a service fee pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Retail Class shareholders. As of June 30, 1999 only the Institutional Class of the Fund was active. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities, are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d) General -

     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the "Manager") equal to .80% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang, Inc. (the
Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Administrative Class and Retail Class shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Administrative Class and Retail Class shares, a fee equal to .25% of the Fund's average daily net assets. There is no shareholder servicing fee for Institutional Class shares of the Fund. There were no additional expenses borne by the Fund pursuant to the Distribution Agreement.

Brokerage commissions paid during the period to the Distributor amounted to $92,035.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,500 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $23,615 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Custodian expenses" are expense offsets of $60.

3. Capital Stock

At June 30, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $98,840,080. Transactions in capital stock were as follows:

                                                   Six Months
                                                      Ended                              Year Ended
                                                  June 30, 1999                       December 31, 1998
                                           ----------------------------          ---------------------------
                                             Shares            Amount              Shares           Amount
                                           -----------      -----------          ----------      -----------
 Sold................................          923,217     $ 12,797,982           2,711,119     $ 39,948,178
 Issued on reinvestment of dividends.           -0-             -0-                  78,658        1,116,708
 Redeemed............................     (  2,064,665)     (26,680,382)        ( 4,699,355)     (63,104,823)
                                           -----------       ----------          ----------       ----------
 Net increase (decrease).............     (  1,141,448)    $(13,882,400)        ( 1,909,578)    $(22,039,937)
                                           ===========       ==========          ==========       ==========

4. Investment Transactions

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $29,492,294 and $63,197,235, respectively. Accumulated undistributed realized losses at June 30, 1999 amounted to $1,716,389.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights

                                                                             Year
                                            Six Months Ended                Ended                    Period from         Year
                                                 June 30,                December 31,             October 1, 1995 to    Ended
                                                  1999        ---------------------------------       December 31,   September 30,
                                               (Unaudited)      1998         1997        1996            1995           1995
                                                ---------     --------     --------    --------        --------       --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period......      $  13.06     $ 14.88      $ 13.49     $ 12.26         $ 11.95        $ 10.82
                                                 ---------    --------     --------    --------        --------       --------
 Income from investment operations:
   Net investment income...................          0.01        0.12         0.21        0.16            0.05           0.13
 Net realized and unrealized
   gains (losses) on investments...........          2.06     (  1.82)        2.42        3.07            0.50           1.99
                                                 ---------    --------     --------    --------        --------       --------
 Total from investment operations..........          2.07     (  1.70)        2.63        3.23            0.55           2.12
                                                 ---------    --------     --------    --------        --------       --------
 Less distributions:
   Dividends from net investment income....           --      (  0.12)     (  0.21)    (  0.16 )       (  0.05)       (  0.13)
   Distributions from net realized gains
     on investments........................           --          --       (  1.03)    (  1.84 )       (  0.18)       (  0.86)
   In excess of net realized gain..........           --          --           --          --          (  0.01)           --
                                                 ---------    --------     --------    --------        --------       --------
 Total distributions.......................           --      (  0.12)     (  1.24)    (  2.00)        (  0.24)       (  0.99)
                                                 ---------    --------     --------    --------        --------       --------
 Net asset value, end of period............      $  15.13     $ 13.06      $ 14.88     $ 13.49         $ 12.26        $ 11.95
                                                 =========    ========     ========    ========        ========       ========
 Total Return..............................         15.85%(a) ( 11.47%)      19.66%      26.35%           4.62%(a)      20.05%

 Ratios/Supplemental Data
 Net assets, end of period (000)...........      $  102,894   $ 103,730    $ 146,624   $  61,279       $  45,730       $ 42,316
 Ratios to average net assets:
   Expenses, net of fees waived............          1.24%*+     1.24%+       1.29%+      1.29%+          1.67%*+        1.65%
   Net investment income...................          0.10%*      0.83%        1.64%       1.18%           1.57%*         1.35%
   Management, administration and
     shareholder servicing fees waived.....          0.00%       0.16%        0.20%       0.20%           0.20%*         0.71%
   Expenses paid indirectly................          0.00%       0.00%        0.00%       0.01%           0.07%*         0.00%
 Portfolio turnover rate...................         33.65%      81.56%       55.43%      75.54%          20.49%         70.36%

 *     Annualized
 +     Includes expenses paid indirectly
 (a)   Not Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------



Delafield Fund, Inc.

     600 Fifth Avenue
     New York, New York 10020

Manager

     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian

     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent

     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020



DEL699S






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





            DELAFIELD
            FUND, INC.














                               Semi-Annual Report
                                  June 30, 1999
                                   (Unaudited)



















--------------------------------------------------------------------------------